Pension and Other Employee Benefit Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	¥ 259,652	¥ (72,336)
Amortization of net actuarial loss (gain)	(32,420)	(38,339)
Prior service benefits (cost)	0	9,360
Amortization of prior service cost (benefits)	(5,682)	(5,553)
Total recognized in other comprehensive income (loss) before-tax	¥ 221,550	¥ (106,868)